Securities Act of 1933 File No. 33-73140
                                Investment Company Act of 1940 File No. 811-8220


                          ING VP CONVERTIBLE PORTFOLIO

                        SUPPLEMENT DATED FEBRUARY 5, 2003
                                 TO THE CLASS S
                     ING VARIABLE PRODUCTS TRUST PROSPECTUS
                                DATED MAY 1, 2002



     Effective immediately, the section entitled "Management of the Portfolios - VP Convertible Portfolio" on page 37 of the prospectus is amended to read:

CONVERTIBLE PORTFOLIO

This Portfolio is managed by a team of investment professionals.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE